Revenue from Contracts with Customers - Additional Information (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 8,561
Percenatge of revenue	100.00%